Average Annual Total Returns				12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 14, 2025		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Global Fixed Income Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.67%		2.97%	1.56%	2.79%
Global Fixed Income Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.46%		0.80%	(0.19%)	1.13%
Global Fixed Income Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.77%		1.72%	0.42%	1.40%
Global Fixed Income Opportunities Fund | Class L
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.31%		6.01%	1.86%	2.82%
Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.08%		6.76%	2.50%	3.43%
Global Fixed Income Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.42%	[3]	4.60%	1.46%	0.00%
Global Fixed Income Opportunities Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.94%		6.87%	2.59%	3.50%
Global Fixed Income Opportunities Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.03%	[4]	1.25%	(0.33%)	1.35%
Global Fixed Income Opportunities Fund | Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.27%	[4]	3.40%	0.48%	2.01%
Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	3.74%	[4]	3.40%	0.48%	1.40%
Global Fixed Income Opportunities Fund (Class IR) | Class IR
Prospectus [Line Items]
Average Annual Return, Percent	[8]	3.45%		6.87%	2.56%
Global Fixed Income Opportunities Fund (Class IR) | Class IR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	1.51%		4.51%	0.67%
Global Fixed Income Opportunities Fund (Class IR) | Class IR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.79%		4.02%	1.12%
Global Fixed Income Opportunities Fund (Class IR) | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	1.34%	[10]	1.25%	(0.33%)
Global Fixed Income Opportunities Fund (Class IR) | Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	1.89%	[11]	3.40%	0.48%

[1]	Class A, L and I shares commenced operations on July 28, 1997. Class R6 shares commenced operations on September 13, 2013 and Class C shares commenced operations on April 30, 2015.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[3]	Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
[4]	Since Inception reflects the inception date of Class A shares.
[5]	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believes the Bloomberg U.S. Aggregate Index is a more appropriate benchmark for the Fund.
[6]	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.
[7]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Fund's inception to December 31, 2016 to the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.
[8]	Class IR shares commenced operations on June 15, 2018.
[9]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[10]	Since Inception reflects the inception date of Class IR shares.
[11]	Since Inception reflects the inception date of Class IR shares.
[12]	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.